Vanguard Multi-Sector Income Bond Fund Investment Objectives and Goals - Retail Prospectus [Member] - Vanguard Multi-Sector Income Bond Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard Multi-Sector Income Bond Fund (the “Fund”) seeks to provide total return while generating a moderate to high level of current income.